Accounts Receivable	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Accounts Receivable	5 - ACCOUNTS RECEIVABLE
	March 31, 2020	March 31, 2019
	$	$
Trade accounts receivable	31,215	65,829
Allowance for doubtful accounts	(6,666)	(8,560)
Other	964	2,362
	25,513	59,631